                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT JANUARY 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST II

FLORIDA INSURED

HAWAII

KANSAS

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004

LETTER TO SHAREHOLDERS


[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the market volatility and external political shocks of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                          Sincerely,

                          /s/ Thomas J. Fetter

                          Thomas J. Fetter
                          President
                          March 10, 2004

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

The U.S. economy gained strength in the year ended January 31, 2004, although still characterized by uneven job growth. Spending - by individuals and businesses alike - was helped by improving consumer and investor sentiment. While fixed-income investors showed some concern about the improved economic outlook, the bond market nonetheless registered solid returns in 2003.

CONSTRUCTION, RETAILING, FINANCIAL SERVICES AND MANUFACTURING SHOWED SOME STRENGTH IN 2003...

The long-beleaguered manufacturing sector saw some improvement in 2003, as capital spending showed signs of renewal. Meanwhile, the construction sector remained strong, supported by strong residential building. The impressive performance by the equity markets resulted in rising profits and additional hiring within the financial service industry. Finally, consumers were encouraged by the tax cuts enacted in May by Congress, which boosted spending and increased retail jobs.

AMID SLOW JOB GROWTH AND LOW INFLATION, THE FEDERAL RESERVE KEPT INTEREST RATES LOW...

The nation's Gross Domestic Product grew by 4.0% in the fourth quarter of 2003, following an 8.2% surge in the third quarter. While these reports confirmed that a recovery was in progress, the slow pace of job creation remained a concern. The nation's unemployment rate was 5.6% in January 2004, down from 5.8% a year ago. There were signs of hiring within specific sectors -temporary employment agencies, the financial services sector and the building trades. However, nearly three years after the onset of the 2001 recession, total jobs had still not recovered to pre-recession levels, a phenomenon last seen in 1939.

Inflation remained generally under control. While, not surprisingly, health care costs continued to rise, wage pressures were modest in the slow labor markets. Retail prices were generally flat and manufacturers, despite increases in key inputs like energy and steel, generally held the line with respect to pricing. With inflation in check, the Federal Reserve has maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

Amid a generally improving economy, the municipal bond market outperformed the Treasury market. Ten-year Treasury bond yields - which began the fiscal year at 3.96% - rose to 4.14% by January 31, 2004, while 10-year municipal yields fell from 4.01% to 3.68%. The Lehman Brothers Municipal Bond Index posted a total return of 6.19% for the year ended January 31, 2004.(1)

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAX PAYERS... According to the Tax Foundation, state tax increases in 2002 were estimated at $7.6 billion, and estimated at roughly twice that figure in 2003. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

(1) It is not possible to invest directly in an Index.

[CHART]

Municipal bonds yield 97% of Treasury yields

30-Year AAA-rated
General Obligation (GO) Bonds*     4.82%

Taxable equivalent yield
in 35.0% tax bracket               7.42%

30-Year Treasury bond              4.97%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of January 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE FLORIDA INSURED MUNICIPALS FUND AS OF JANUARY 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida's economy continued to lead the nation in job growth. Housing was very strong, fueled by strong migration into south Florida. Tourism faltered somewhat, amid fewer foreign visits to major theme parks. The state's jobless rate was 4.7% in January 2004, down from 5.3% a year ago.

- The Portfolio continued to emphasize essential service bonds because of their reliable revenue stream. Insured* water and sewer bonds were the Portfolio's largest sector weighting at January 31, 2004, and featured a geographically diverse range of Florida issuers.

- Insured* special tax revenue bonds were a major focus. Special tax revenue bonds are backed by special assessments, sales taxes, utility taxes and/or various special taxes.

- Insured* transportation bonds played a significant role in the Portfolio. Investments included bonds that funded a broad range of transportation projects, including airports, seaports and highway construction.

- Management emphasized diversification by issuer, sector and coupon. Puerto Rico bonds added further flexibility in this regard and included general obligations, electric utilities and transportation bonds.

THE FUND

- During the year ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.90% and 5.22%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $11.54 on January 31, 2004 from $11.43 on January 31, 2003, and the reinvestment of $0.550 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.42 on January 31, 2004 from $11.30 on January 31, 2003, and the reinvestment of $0.460 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004 of $11.54 per share for Class A and $11.42 for Class B, the distribution rates were 4.77% and 4.03%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.34% and 6.20%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at January 31, 2004 were 3.72% and 3.19%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.72% and 4.91%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

A               0.5%
Non-Rated       1.0%
AAA            98.5%

   * Private insurance does not decrease the risk of loss of principal associated with an insured investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher.

FUND INFORMATION
AS OF JANUARY 31, 2004

PERFORMANCE(7)                                               CLASS A    CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                        5.90%      5.22%
Five Years                                                      5.03       4.25
Life of Fund+                                                   6.66       5.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                        0.87%      0.22%
Five Years                                                      4.01       3.91
Life of Fund+                                                   6.14       5.83

+ Inception date: Class A: 3/3/94; Class B: 3/2/94

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA INSURED MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

          March 31, 1994 - January 31, 2004

                    FLORIDA INSURED MUNICIPALS FUND- CLASS B
                                Inception: 3/2/94

                         FUND         FUND       LEHMAN BROTHER
                       VALUE AT    VALUE WITH    MUNICIPAL BOND
        DATE              NAV     SALES CHARGE        INDEX
---------------------------------------------------------------
           3/31/1994     10,000            N/A           10,000
           4/30/1994     10,403                          10,085
           5/31/1994     10,561                          10,172
           6/30/1994     10,456                          10,110
           7/31/1994     10,696                          10,295
           8/31/1994     10,666                          10,331
           9/30/1994     10,471                          10,180
          10/31/1994     10,194                           9,999
          11/30/1994      9,975                           9,818
          12/31/1994     10,319                          10,034
           1/31/1995     10,710                          10,321
           2/28/1995     11,120                          10,621
           3/31/1995     11,172                          10,743
           4/30/1995     11,167                          10,756
           5/31/1995     11,441                          11,099
           6/30/1995     11,190                          11,002
           7/31/1995     11,259                          11,106
           8/31/1995     11,336                          11,247
           9/30/1995     11,404                          11,318
          10/31/1995     11,634                          11,483
          11/30/1995     11,940                          11,673
          12/31/1995     12,128                          11,785
           1/31/1996     12,143                          11,874
           2/29/1996     11,981                          11,794
           3/31/1996     11,751                          11,644
           4/30/1996     11,710                          11,611
           5/31/1996     11,711                          11,606
           6/30/1996     11,828                          11,733
           7/31/1996     11,937                          11,839
           8/31/1996     11,915                          11,836
           9/30/1996     12,121                          12,001
          10/31/1996     12,188                          12,137
          11/30/1996     12,383                          12,359
          12/31/1996     12,294                          12,307
           1/31/1997     12,282                          12,331
           2/28/1997     12,414                          12,444
           3/31/1997     12,213                          12,278
           4/30/1997     12,292                          12,381
           5/31/1997     12,500                          12,567
           6/30/1997     12,630                          12,701
           7/31/1997     12,991                          13,053
           8/31/1997     12,792                          12,930
           9/30/1997     12,958                          13,084
          10/31/1997     13,076                          13,168
          11/30/1997     13,163                          13,245
          12/31/1997     13,374                          13,439
           1/31/1998     13,458                          13,577
           2/28/1998     13,474                          13,581
           3/31/1998     13,468                          13,593
           4/30/1998     13,395                          13,532
           5/31/1998     13,612                          13,746
           6/30/1998     13,674                          13,800
           7/31/1998     13,710                          13,835
           8/31/1998     13,935                          14,049
           9/30/1998     14,093                          14,224
          10/31/1998     14,027                          14,224
          11/30/1998     14,088                          14,273
          12/31/1998     14,081                          14,309
           1/31/1999     14,241                          14,479
           2/28/1999     14,152                          14,416
           3/31/1999     14,143                          14,436
           4/30/1999     14,153                          14,472
           5/31/1999     14,038                          14,388
           6/30/1999     13,741                          14,181
           7/31/1999     13,736                          14,233
           8/31/1999     13,468                          14,119
           9/30/1999     13,322                          14,125
          10/31/1999     13,125                          13,972
          11/30/1999     13,251                          14,120
          12/31/1999     13,091                          14,015
           1/31/2000     12,964                          13,954
           2/29/2000     13,231                          14,116
           3/31/2000     13,657                          14,425
           4/30/2000     13,486                          14,339
           5/31/2000     13,321                          14,265
           6/30/2000     13,821                          14,643
           7/31/2000     14,059                          14,847
           8/31/2000     14,267                          15,075
           9/30/2000     14,077                          14,997
          10/31/2000     14,289                          15,161
          11/30/2000     14,420                          15,275
          12/31/2000     14,956                          15,653
           1/31/2001     14,982                          15,808
           2/28/2001     15,018                          15,858
           3/31/2001     15,134                          16,000
           4/30/2001     14,831                          15,827
           5/31/2001     15,032                          15,997
           6/30/2001     15,153                          16,104
           7/31/2001     15,442                          16,343
           8/31/2001     15,729                          16,612
           9/30/2001     15,579                          16,556
          10/31/2001     15,779                          16,745
          11/30/2001     15,595                          16,612
          12/31/2001     15,412                          16,455
           1/31/2002     15,646                          16,740
           2/28/2002     15,857                          16,942
           3/31/2002     15,480                          16,610
           4/30/2002     15,749                          16,935
           5/31/2002     15,846                          17,038
           6/30/2002     15,964                          17,218
           7/31/2002     16,187                          17,439
           8/31/2002     16,388                          17,649
           9/30/2002     16,853                          18,035
          10/31/2002     16,455                          17,736
          11/30/2002     16,322                          17,663
          12/31/2002     16,746                          18,035
           1/31/2003     16,669                          17,990
           2/28/2003     16,910                          18,241
           3/31/2003     16,916                          18,252
           4/30/2003     17,134                          18,373
           5/31/2003     17,444                          18,803
           6/30/2003     17,264                          18,723
           7/31/2003     16,597                          18,068
           8/31/2003     16,761                          18,203
           9/30/2003     17,183                          18,738
          10/31/2003     17,165                          18,643
          11/30/2003     17,411                          18,838
          12/31/2003     17,511                          18,994
           1/31/2004     17,539                          19,102

** Source: Thomson Financial. Investment operations commenced 3/2/94. The chart uses closest month-end after inception. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/3/94 at net asset value would have grown to $18,966 on January 31, 2004; $18,062, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.78% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2004 was designated as an exempt-interest dividend.

EATON VANCE HAWAII MUNICIPALS FUND as of January 31, 2004
MANAGEMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

- Hawaii's economy posted uneven growth in 2003, led by an investment-driven construction boom. Health care and business services were other areas that posted strong job growth. Manufacturing, information services and some tourism-service areas were weaker. Hawaii's January 2004 jobless rate was 4.1%, up from 3.6% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at January 31, 2004. Investments included bonds for a variety of projects, including airports, highways and harbor facilities.

- Insured* general obligation bonds were a large focus for the Portfolio. Management emphasized superior credit quality and secure income from Hawaii state and county issuers.

- The Hawaii market featured very little new supply in 2003, characteristic of the trend in recent years. New purchases included Department of Budget and Finance bonds for a newly combined hospital entity, as well as selected new airport and housing bonds.

- Management sought diversification, to the extent possible, according to issuer, sector and coupon. Puerto Rico and Guam bonds added further flexibility in this regard and included general obligations, electric utilities, housing, insured* education, insured* transportation and insured* special tax revenue bonds.

THE FUND

- During the year ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 6.99% and 6.18%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.91 on January 31, 2004 from $9.70 on January 31, 2003, and the reinvestment of $0.453 per share in tax-free income.(2) For Class B, this return resulted from an increase in net asset value (NAV) per share to $10.04 on January 31, 2004 from $9.83 on January 31, 2003, and the reinvestment of $0.387 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004 of $9.91 per share for Class A and $10.04 for Class B, the distribution rates were 4.52% and 3.78%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.58% and 6.34%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at January 31, 2004 were 3.18% and 2.70%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.33% and 4.53%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

A               8.8%
AA             10.0%
AAA            74.0%
B               1.9%
BBB             4.2%
Non-Rated       1.1%

   * Private insurance does not decrease the risk of loss of principal associated with an insured investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher.

FUND INFORMATION
AS OF JANUARY 31, 2004

PERFORMANCE(7)                                               Class A    Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                        6.99%      6.18%
Five Years                                                      4.68       3.89
Life of Fund+                                                   5.01       4.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                        1.94%      1.18%
Five Years                                                      3.67       3.55
Life of Fund+                                                   4.49       4.63

+ Inception date: Class A: 3/14/94; Class B: 3/2/94

[CAHRT]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE HAWAII MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

          March 31, 1994 - January 31, 2004

                         HAWAII MUNICIPALS FUND- CLASS B
                                Inception: 3/2/94

                         FUND         FUND       LEHMAN BROTHERS
                       VALUE AT    VALUE WITH    MUNICIPAL BOND
        DATE              NAV     SALES CHARGE        INDEX
----------------------------------------------------------------
           3/31/1994     10,000            N/A            10,000
           4/30/1994     10,023                           10,085
           5/31/1994     10,101                           10,172
           6/30/1994      9,949                           10,110
           7/31/1994     10,134                           10,295
           8/31/1994     10,152                           10,331
           9/30/1994      9,968                           10,180
          10/31/1994      9,668                            9,999
          11/30/1994      9,394                            9,818
          12/31/1994      9,631                           10,034
           1/31/1995      9,926                           10,321
           2/28/1995     10,285                           10,621
           3/31/1995     10,413                           10,743
           4/30/1995     10,395                           10,756
           5/31/1995     10,689                           11,099
           6/30/1995     10,514                           11,002
           7/31/1995     10,606                           11,106
           8/31/1995     10,694                           11,247
           9/30/1995     10,785                           11,318
          10/31/1995     10,944                           11,483
          11/30/1995     11,159                           11,673
          12/31/1995     11,307                           11,785
           1/31/1996     11,389                           11,874
           2/29/1996     11,274                           11,794
           3/31/1996     11,100                           11,644
           4/30/1996     11,066                           11,611
           5/31/1996     11,029                           11,606
           6/30/1996     11,161                           11,733
           7/31/1996     11,262                           11,839
           8/31/1996     11,238                           11,836
           9/30/1996     11,404                           12,001
          10/31/1996     11,520                           12,137
          11/30/1996     11,710                           12,359
          12/31/1996     11,663                           12,307
           1/31/1997     11,662                           12,331
           2/28/1997     11,761                           12,444
           3/31/1997     11,585                           12,278
           4/30/1997     11,690                           12,381
           5/31/1997     11,857                           12,567
           6/30/1997     11,955                           12,701
           7/31/1997     12,293                           13,053
           8/31/1997     12,157                           12,930
           9/30/1997     12,267                           13,084
          10/31/1997     12,351                           13,168
          11/30/1997     12,416                           13,245
          12/31/1997     12,609                           13,439
           1/31/1998     12,720                           13,577
           2/28/1998     12,709                           13,581
           3/31/1998     12,702                           13,593
           4/30/1998     12,585                           13,532
           5/31/1998     12,811                           13,746
           6/30/1998     12,835                           13,800
           7/31/1998     12,858                           13,835
           8/31/1998     13,091                           14,049
           9/30/1998     13,255                           14,224
          10/31/1998     13,198                           14,224
          11/30/1998     13,247                           14,273
          12/31/1998     13,240                           14,309
           1/31/1999     13,393                           14,479
           2/28/1999     13,298                           14,416
           3/31/1999     13,300                           14,436
           4/30/1999     13,321                           14,472
           5/31/1999     13,198                           14,388
           6/30/1999     12,963                           14,181
           7/31/1999     12,943                           14,233
           8/31/1999     12,698                           14,119
           9/30/1999     12,597                           14,125
          10/31/1999     12,333                           13,972
          11/30/1999     12,422                           14,120
          12/31/1999     12,250                           14,015
           1/31/2000     12,110                           13,954
           2/29/2000     12,373                           14,116
           3/31/2000     12,762                           14,425
           4/30/2000     12,604                           14,339
           5/31/2000     12,453                           14,265
           6/30/2000     12,806                           14,643
           7/31/2000     13,022                           14,847
           8/31/2000     13,249                           15,075
           9/30/2000     13,127                           14,997
          10/31/2000     13,302                           15,161
          11/30/2000     13,433                           15,275
          12/31/2000     13,878                           15,653
           1/31/2001     13,927                           15,808
           2/28/2001     13,988                           15,858
           3/31/2001     14,074                           16,000
           4/30/2001     13,850                           15,827
           5/31/2001     14,025                           15,997
           6/30/2001     14,176                           16,104
           7/31/2001     14,385                           16,343
           8/31/2001     14,652                           16,612
           9/30/2001     14,427                           16,556
          10/31/2001     14,544                           16,745
          11/30/2001     14,460                           16,612
          12/31/2001     14,319                           16,455
           1/31/2002     14,499                           16,740
           2/28/2002     14,713                           16,942
           3/31/2002     14,414                           16,610
           4/30/2002     14,660                           16,935
           5/31/2002     14,740                           17,038
           6/30/2002     14,869                           17,218
           7/31/2002     15,021                           17,439
           8/31/2002     15,133                           17,649
           9/30/2002     15,446                           18,035
          10/31/2002     15,080                           17,736
          11/30/2002     15,039                           17,663
          12/31/2002     15,384                           18,035
           1/31/2003     15,264                           17,990
           2/28/2003     15,477                           18,241
           3/31/2003     15,429                           18,252
           4/30/2003     15,572                           18,373
           5/31/2003     15,873                           18,803
           6/30/2003     15,768                           18,723
           7/31/2003     15,389                           18,068
           8/31/2003     15,472                           18,203
           9/30/2003     15,827                           18,738
          10/31/2003     15,862                           18,643
          11/30/2003     16,061                           18,838
          12/31/2003     16,205                           18,994
           1/31/2004     16,208                           19,102

** Source: Thomson Financial. Investment operations commenced 3/2/94. The chart uses closest month-end after inception. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/14/94 at net asset value would have grown to $16,211 on January 31, 2004; $15,439, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 95.02% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2004 was designated as an exempt-interest dividend.

EATON VANCE KANSAS MUNICIPALS FUND as of January 31, 2004
INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

- The Kansas economy strengthened in 2004, characterized by a firmer labor market and a rebounding manufacturing sector. Residential construction remained fairly strong, the result of record low interest rates. In the farm sector, dry weather kept the wheat harvest well below last year's. The January 2004 jobless rate was 4.8%, up from 4.7% a year ago.

- Insured* general obligations were the Portfolio's largest sector weighting at January 31, 2004. These investments provided geographic diversification and high quality among selected unified school districts.

- Management had large investments in essential services bonds, including insured* water and sewer revenue issues. These issues funded sewer and waste-water facilities for Kansas counties and municipalities.

- The Portfolio was selective within the hospital sector, given the industry's low Medicare reimbursements. Management focused on insured* and non-insured issues of well-managed facilities with sound financial fundamentals.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher-income housing and utility issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

THE FUND

- During the year ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 6.33% and 5.45%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.68 on January 31, 2004 from $10.50 on January 31, 2003, and the reinvestment of $0.471 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.59 on January 31, 2004 from $10.42 on January 31, 2003, and the reinvestment of $0.390 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004 of $10.68 per share for Class A and $10.59 for Class B, the distribution rates were 4.59% and 3.85%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.55% and 6.33%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at January 31, 2004 were 3.61% and 3.03%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.94% and 4.98%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated           1.6%
AAA                86.2%
AA                  5.9%
A                   6.3%

   * Private insurance does not decrease the risk of loss of principal associated with an insured investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher.

FUND INFORMATION
AS OF JANUARY 31, 2004

PERFORMANCE(7)                                               Class A    Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                        6.33%      5.45%
Five Years                                                      5.28       4.49
Life of Fund+                                                   5.75       5.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                        1.31%      0.45%
Five Years                                                      4.26       4.15
Life of Fund+                                                   5.23       5.21

+ Inception date: Class A: 3/3/94; Class B: 3/2/94

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE KANSAS MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**

          March 31, 1994 - January 31, 2004

                         KANSAS MUNICIPALS FUND- CLASS B
                                Inception: 3/2/94

                            FUND           FUND                LEHMAN BROTHERS
                          VALUE AT      VALUE WITH             MUNICIPALS BOND
        DATE                 NAV       SALES CHARGE                 INDEX
------------------------------------------------------------------------------
            3/31/1994      10,000               N/A                     10,000
            4/30/1994      10,136                                       10,085
            5/31/1994      10,275                                       10,172
            6/30/1994      10,162                                       10,110
            7/31/1994      10,375                                       10,295
            8/31/1994      10,393                                       10,331
            9/30/1994      10,179                                       10,180
           10/31/1994       9,933                                        9,999
           11/30/1994       9,662                                        9,818
           12/31/1994       9,928                                       10,034
            1/31/1995      10,273                                       10,321
            2/28/1995      10,617                                       10,621
            3/31/1995      10,711                                       10,743
            4/30/1995      10,704                                       10,756
            5/31/1995      10,962                                       11,099
            6/30/1995      10,810                                       11,002
            7/31/1995      10,877                                       11,106
            8/31/1995      10,998                                       11,247
            9/30/1995      11,076                                       11,318
           10/31/1995      11,266                                       11,483
           11/30/1995      11,455                                       11,673
           12/31/1995      11,567                                       11,785
            1/31/1996      11,636                                       11,874
            2/29/1996      11,523                                       11,794
            3/31/1996      11,351                                       11,644
            4/30/1996      11,328                                       11,611
            5/31/1996      11,326                                       11,606
            6/30/1996      11,421                                       11,733
            7/31/1996      11,533                                       11,839
            8/31/1996      11,544                                       11,836
            9/30/1996      11,719                                       12,001
           10/31/1996      11,821                                       12,137
           11/30/1996      12,032                                       12,359
           12/31/1996      11,947                                       12,307
            1/31/1997      11,922                                       12,331
            2/28/1997      12,033                                       12,444
            3/31/1997      11,895                                       12,278
            4/30/1997      12,011                                       12,381
            5/31/1997      12,164                                       12,567
            6/30/1997      12,284                                       12,701
            7/31/1997      12,619                                       13,053
            8/31/1997      12,472                                       12,930
            9/30/1997      12,618                                       13,084
           10/31/1997      12,664                                       13,168
           11/30/1997      12,740                                       13,245
           12/31/1997      12,907                                       13,439
            1/31/1998      12,980                                       13,577
            2/28/1998      12,970                                       13,581
            3/31/1998      12,987                                       13,593
            4/30/1998      12,922                                       13,532
            5/31/1998      13,122                                       13,746
            6/30/1998      13,133                                       13,800
            7/31/1998      13,169                                       13,835
            8/31/1998      13,351                                       14,049
            9/30/1998      13,475                                       14,224
           10/31/1998      13,445                                       14,224
           11/30/1998      13,482                                       14,273
           12/31/1998      13,482                                       14,309
            1/31/1999      13,624                                       14,479
            2/28/1999      13,556                                       14,416
            3/31/1999      13,558                                       14,436
            4/30/1999      13,594                                       14,472
            5/31/1999      13,498                                       14,388
            6/30/1999      13,250                                       14,181
            7/31/1999      13,256                                       14,233
            8/31/1999      13,052                                       14,119
            9/30/1999      12,937                                       14,125
           10/31/1999      12,715                                       13,972
           11/30/1999      12,845                                       14,120
           12/31/1999      12,674                                       14,015
            1/31/2000      12,551                                       13,954
            2/29/2000      12,802                                       14,116
            3/31/2000      13,165                                       14,425
            4/30/2000      13,050                                       14,339
            5/31/2000      12,927                                       14,265
            6/30/2000      13,310                                       14,643
            7/31/2000      13,542                                       14,847
            8/31/2000      13,784                                       15,075
            9/30/2000      13,635                                       14,997
           10/31/2000      13,811                                       15,161
           11/30/2000      13,973                                       15,275
           12/31/2000      14,462                                       15,653
            1/31/2001      14,498                                       15,808
            2/28/2001      14,560                                       15,858
            3/31/2001      14,663                                       16,000
            4/30/2001      14,424                                       15,827
            5/31/2001      14,599                                       15,997
            6/30/2001      14,719                                       16,104
            7/31/2001      14,957                                       16,343
            8/31/2001      15,208                                       16,612
            9/30/2001      15,085                                       16,556
           10/31/2001      15,274                                       16,745
           11/30/2001      15,100                                       16,612
           12/31/2001      14,943                                       16,455
            1/31/2002      15,091                                       16,740
            2/28/2002      15,319                                       16,942
            3/31/2002      14,944                                       16,610
            4/30/2002      15,308                                       16,935
            5/31/2002      15,401                                       17,038
            6/30/2002      15,543                                       17,218
            7/31/2002      15,708                                       17,439
            8/31/2002      15,894                                       17,649
            9/30/2002      16,341                                       18,035
           10/31/2002      15,883                                       17,736
           11/30/2002      15,810                                       17,663
           12/31/2002      16,260                                       18,035
            1/31/2003      16,093                                       17,990
            2/28/2003      16,256                                       18,241
            3/31/2003      16,269                                       18,252
            4/30/2003      16,488                                       18,373
            5/31/2003      16,724                                       18,803
            6/30/2003      16,651                                       18,723
            7/31/2003      16,087                                       18,068
            8/31/2003      16,170                                       18,203
            9/30/2003      16,633                                       18,738
           10/31/2003      16,652                                       18,643
           11/30/2003      16,819                                       18,838
           12/31/2003      16,947                                       18,994
            1/31/2004      16,970                                       19,102

** Source: Thomson Financial. Investment operations commenced 3/2/94. The chart uses closest month-end after inception. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/3/94 at net asset value would have grown to $17,410 on January 31, 2004; $16,581, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2004 was designated as an exempt-interest dividend.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2004

                                                                 FLORIDA INSURED FUND       HAWAII FUND           KANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                                $       45,400,055    $       18,235,985    $       22,023,848
   Unrealized appreciation                                                 2,769,575             1,551,877             1,311,106
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                           $       48,169,630    $       19,787,862    $       23,334,954
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                   $           92,589    $           34,103    $               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      $       48,262,219    $       19,821,965    $       23,334,954
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                  $          219,420    $           27,073    $          130,827
Dividends payable                                                             96,462                33,780                38,330
Payable to affiliate for service fees                                          8,111                 3,373                 3,982
Accrued expenses                                                              24,202                19,913                21,762
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $          348,195    $           84,139    $          194,901
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $       47,914,024    $       19,737,826    $       23,140,053
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                   $       45,920,007    $       18,791,691    $       22,116,095
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                                (750,733)             (571,962)             (295,238)
Accumulated undistributed (distributions in excess of)
  net investment income                                                      (24,825)              (33,780)                8,090
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                               2,769,575             1,551,877             1,311,106
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                             $       47,914,024    $       19,737,826    $       23,140,053
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                        $       20,845,143    $        2,442,447    $       11,179,314
SHARES OUTSTANDING                                                         1,806,065               246,358             1,046,895
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                   $            11.54    $             9.91    $            10.68
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)            $            12.12    $            10.40    $            11.21
--------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                        $       27,068,881    $       17,295,379    $       11,960,739
SHARES OUTSTANDING                                                         2,371,268             1,723,323             1,129,816
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                   $            11.42    $            10.04    $            10.59
--------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2004

                                                                 FLORIDA INSURED FUND       HAWAII FUND           KANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                 $        2,306,595    $          986,810    $        1,233,516
Expenses allocated from Portfolio                                           (166,394)              (71,126)              (89,165)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                              $        2,140,201               915,684             1,144,351
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                        $              175    $              175    $              175
Distribution and service fees
   Class A                                                                    33,258                 2,138                22,155
   Class B                                                                   253,334               166,168               112,752
Legal and accounting services                                                 15,182                18,419                15,094
Printing and postage                                                           6,823                 4,268                 6,105
Custodian fee                                                                  9,275                 7,988                 7,988
Transfer and dividend disbursing agent fees                                   14,149                 9,387                11,727
Registration fees                                                                860                   121                   608
Miscellaneous                                                                  2,590                 2,101                 2,594
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $          335,646    $          210,765    $          179,198
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             $        1,804,555    $          704,919    $          965,153
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                $          126,154    $         (108,604)   $          (84,189)
   Financial futures contracts                                              (119,764)              (41,838)               77,203
   Interest rate swap contracts                                                   --                    --              (224,550)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                          $            6,390    $         (150,442)   $         (231,536)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $          556,216    $          521,724    $          627,805
   Financial futures contracts                                              (190,111)               24,029               (78,804)
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              $          366,105    $          545,753    $          549,001
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                  $          372,495    $          395,311    $          317,465
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $        2,177,050    $        1,100,230    $        1,282,618
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                FLORIDA INSURED FUND       HAWAII FUND           KANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $        1,804,555    $          704,919    $          965,153
   Net realized gain (loss)                                                    6,390              (150,442)             (231,536)
   Net change in unrealized appreciation (depreciation)                      366,105               545,753               549,001
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $        2,177,050    $        1,100,230    $        1,282,618
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                     $         (793,020)   $          (48,319)   $         (492,307)
      Class B                                                             (1,076,999)             (680,932)             (440,160)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               $       (1,870,019)   $         (729,251)   $         (932,467)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                     $        9,670,072    $        1,831,197    $        3,160,500
      Class B                                                              6,773,275             1,126,959             1,304,646
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                345,796                27,466               309,546
      Class B                                                                470,176               373,004               265,243
   Cost of shares redeemed
      Class A                                                             (2,775,835)             (128,216)           (2,812,738)
      Class B                                                             (3,983,037)           (1,729,573)           (1,037,053)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS           $       10,500,447    $        1,500,837    $        1,190,144
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                        $       10,807,478    $        1,871,816    $        1,540,295
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                              $       37,106,546    $       17,866,010    $       21,599,758
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                    $       47,914,024    $       19,737,826    $       23,140,053
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                                    $          (24,825)   $          (33,780)   $            8,090
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                FLORIDA INSURED FUND       HAWAII FUND           KANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $        1,427,816    $          722,412    $          781,638
   Net realized loss                                                        (276,075)             (153,260)              (48,031)
   Net change in unrealized appreciation (depreciation)                      971,241               362,410               472,540
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $        2,122,982    $          931,562    $        1,206,147
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                     $         (513,199)   $          (30,702)   $         (363,237)
      Class B                                                               (890,709)             (707,353)             (387,376)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               $       (1,403,908)   $         (738,055)   $         (750,613)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                     $        4,966,529    $          148,297    $        4,384,676
      Class B                                                              6,194,928             2,346,564             2,139,328
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                186,091                14,005               233,613
      Class B                                                                304,731               352,996               226,328
   Cost of shares redeemed
      Class A                                                             (1,006,466)              (12,430)             (548,637)
      Class B                                                             (3,928,291)           (2,754,938)           (1,315,282)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS           $        6,717,522    $           94,494    $        5,120,026
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                        $        7,436,596    $          288,001    $        5,575,560
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                              $       29,669,950    $       17,578,009    $       16,024,198
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                    $       37,106,546    $       17,866,010    $       21,599,758
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                                    $           56,159    $          (32,895)   $          (13,740)
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                             FLORIDA INSURED FUND -- CLASS A
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)         2003        2002(1)(2)        2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   11.430     $   11.170     $   11.140     $   10.070     $   11.540
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.531     $    0.554     $    0.546     $    0.527     $    0.541
Net realized and unrealized gain (loss)                        0.129          0.256          0.026          1.084         (1.470)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.660     $    0.810     $    0.572     $    1.611     $   (0.929)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.550)    $   (0.550)    $   (0.542)    $   (0.541)    $   (0.541)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.550)    $   (0.550)    $   (0.542)    $   (0.541)    $   (0.541)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   11.540     $   11.430     $   11.170     $   11.140     $   10.070
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.90%          7.40%          5.24%         16.38%         (8.24)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   20,845     $   13,499     $    9,114     $    5,180     $    5,629
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.72%          0.70%          0.76%          0.91%          0.69%
   Expenses after custodian fee reduction(4)                    0.70%          0.69%          0.72%          0.87%          0.65%
   Net investment income                                        4.62%          4.90%          4.88%          4.93%          5.02%
Portfolio Turnover of the Portfolio                               19%            16%            18%             8%            34%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             FLORIDA INSURED FUND -- CLASS B
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)         2003        2002(1)(2)        2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   11.300     $   11.050     $   11.020     $    9.950     $   11.400
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.442     $    0.466     $    0.460     $    0.440     $    0.452
Net realized and unrealized gain (loss)                        0.138          0.244          0.022          1.080         (1.456)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.580     $    0.710     $    0.482     $    1.520     $   (1.004)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.460)    $   (0.460)    $   (0.452)    $   (0.450)    $   (0.446)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.460)    $   (0.460)    $   (0.452)    $   (0.450)    $   (0.446)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   11.420     $   11.300     $   11.050     $   11.020     $    9.950
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.22%          6.54%          4.43%         15.57%         (8.97)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   27,069     $   23,608     $   20,556     $   20,131     $   19,914
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.47%          1.45%          1.51%          1.66%          1.50%
   Expenses after custodian fee reduction(4)                    1.45%          1.44%          1.47%          1.62%          1.46%
   Net investment income                                        3.89%          4.18%          4.15%          4.18%          4.22%
Portfolio Turnover of the Portfolio                               19%            16%            18%             8%            34%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  HAWAII FUND -- CLASS A
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $    9.700     $    9.580     $    9.580     $    8.690     $   10.050
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.433     $    0.454     $    0.453     $    0.466     $    0.487
Net realized and unrealized gain (loss)                        0.230          0.124          0.005          0.885         (1.362)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.663     $    0.578     $    0.458     $    1.351     $   (0.875)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.453)    $   (0.458)    $   (0.458)    $   (0.461)    $   (0.485)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.453)    $   (0.458)    $   (0.458)    $   (0.461)    $   (0.485)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $    9.910     $    9.700     $    9.580     $    9.580     $    8.690
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.99%          6.14%          4.87%         15.91%         (8.95)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $    2,442     $      694     $      537     $      458     $      258
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                              0.83%          0.80%          0.97%          0.77%          0.48%
   Net expenses after custodian fee reduction(4)                0.81%          0.75%          0.94%          0.70%          0.46%
   Net investment income                                        4.41%          4.68%          4.70%          5.07%          5.20%
Portfolio Turnover of the Portfolio                                4%            11%            22%            13%            20%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                               0.82%          0.84%
   Expenses after custodian fee reduction(4)                                                                 0.75%          0.82%
   Net investment income                                                                                     5.02%          4.84%
Net investment income per share                                                                        $    0.461     $    0.453
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.67% to 4.70%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  HAWAII FUND -- CLASS B
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $    9.830     $    9.720     $    9.720     $    8.820     $   10.200
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.374     $    0.388     $    0.389     $    0.404     $    0.430
Net realized and unrealized gain (loss)                        0.223          0.117          0.006          0.896         (1.388)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.597     $    0.505     $    0.395     $    1.300     $   (0.958)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.387)    $   (0.395)    $   (0.395)    $   (0.400)    $   (0.422)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.387)    $   (0.395)    $   (0.395)    $   (0.400)    $   (0.422)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.040     $    9.830     $    9.720     $    9.720     $    8.820
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.18%          5.28%          4.11%         15.00%         (9.58)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $   17,295     $   17,172     $   17,041     $   18,200     $   16,669
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                              1.58%          1.55%          1.73%          1.54%          1.20%
   Net expenses after custodian fee reduction(4)                1.56%          1.50%          1.70%          1.47%          1.18%
   Net investment income                                        3.76%          3.95%          3.98%          4.35%          4.51%
Portfolio Turnover of the Portfolio                                4%            11%            22%            13%            20%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                               1.59%          1.56%
   Expenses after custodian fee reduction(4)                                                                 1.52%          1.54%
   Net investment income                                                                                     4.30%          4.15%
Net investment income per share                                                                        $    0.399     $    0.396
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 3.95% to 3.98%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  KANSAS FUND -- CLASS A
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $   10.500     $   10.230     $   10.200     $    9.230     $   10.470
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.487     $    0.478     $    0.458     $    0.488     $    0.505
Net realized and unrealized gain (loss)                        0.164          0.255          0.042          0.976         (1.231)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.651     $    0.733     $    0.500     $    1.464     $   (0.726)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.471)    $   (0.463)    $   (0.470)    $   (0.494)    $   (0.509)
From net realized gain                                            --             --             --             --         (0.005)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.471)    $   (0.463)    $   (0.470)    $   (0.494)    $   (0.514)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $   10.680     $   10.500     $   10.230     $   10.200     $    9.230
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.33%          7.30%          4.98%         16.25%         (7.12)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                 $   11,179     $   10,354     $    6,091     $    3,110     $    2,455
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                              0.79%          0.86%          1.03%          0.74%          0.53%
   Net expenses after custodian fee reduction(4)                0.78%          0.83%          0.99%          0.73%          0.48%
   Net investment income                                        4.59%          4.58%          4.46%          5.03%          5.12%
Portfolio Turnover of the Portfolio                               20%            17%            18%             7%            24%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                1.06%          0.98%          0.97%
   Expenses after custodian fee reduction(4)                                                  1.02%          0.97%          0.92%
   Net investment income                                                                      4.43%          4.79%          4.68%
Net investment income per share                                                         $    0.455     $    0.465     $    0.462
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  KANSAS FUND -- CLASS B
                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                                          ----------------------------------------------------------------------
                                                            2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.420     $   10.140     $   10.120     $    9.140     $   10.370
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.404     $    0.400     $    0.380     $    0.415     $    0.424
Net realized and unrealized gain (loss)                        0.156          0.263          0.029          0.975         (1.225)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.560     $    0.663     $    0.409     $    1.390     $   (0.801)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.390)    $   (0.383)    $   (0.389)    $   (0.410)    $   (0.424)
From net realized gain                                            --             --             --             --         (0.005)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.390)    $   (0.383)    $   (0.389)    $   (0.410)    $   (0.429)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.590     $   10.420     $   10.140     $   10.120     $    9.140
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.45%          6.64%          4.09%         15.51%         (7.87)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $   11,961     $   11,246     $    9,933     $    9,147     $    9,568
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                              1.54%          1.61%          1.78%          1.48%          1.33%
   Net expenses after custodian fee reduction(4)                1.53%          1.58%          1.74%          1.47%          1.28%
   Net investment income                                        3.85%          3.87%          3.74%          4.32%          4.32%
Portfolio Turnover of the Portfolio                               20%            17%            18%             7%            24%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                1.81%          1.72%          1.77%
   Expenses after custodian fee reduction(4)                                                  1.77%          1.71%          1.72%
   Net investment income                                                                      3.71%          4.08%          3.88%
Net investment income per share                                                         $    0.378     $    0.392     $    0.381
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured
     Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2004, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

     FUND                         AMOUNT     EXPIRES
     --------------------------------------------------------
     Florida Insured            $   18,493   January 31, 2008
                                   375,493   January 31, 2009
                                    32,368   January 31, 2010
                                   216,412   January 31, 2011

     Hawaii                         26,381   January 31, 2005
                                    75,392   January 31, 2008
                                   201,940   January 31, 2009
                                   182,699   January 31, 2011
                                    93,535   January 31, 2012

     Kansas                         32,566   January 31, 2011

     Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     Additionally, at January 31, 2004, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of $338,974, $74,762 and $398,112 attributable to security transactions incurred after October 31, 2003. These net capital losses are treated as arising on the first day of each Fund's taxable year ending January 31, 2005.

     D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the statements of operations.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

     The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method of amortizing premiums and, for the Hawaii Fund, to expired capital loss carryforwards.

3    SHARES OF BENEFICIAL INTEREST

     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                             FLORIDA INSURED
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS A                                               2004            2003
     ----------------------------------------------------------------------------
     Sales                                                837,788         437,583
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                      30,096          16,408
     Redemptions                                         (242,778)        (88,671)
     ----------------------------------------------------------------------------
     NET INCREASE                                         625,106         365,320
     ----------------------------------------------------------------------------

                                                             FLORIDA INSURED
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS B                                               1997            1996
     ----------------------------------------------------------------------------
     Sales                                                590,935         551,733
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                      41,306          27,241
     Redemptions                                         (349,517)       (350,912)
     ----------------------------------------------------------------------------
     NET INCREASE                                         282,724         228,062
     ----------------------------------------------------------------------------

                                                                  HAWAII
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS A                                               2004            2003
     ----------------------------------------------------------------------------
     Sales                                                184,913          15,421
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                       2,797           1,444
     Redemptions                                          (12,910)         (1,291)
     ----------------------------------------------------------------------------
     NET INCREASE                                         174,800          15,574
     ----------------------------------------------------------------------------

                                                                  HAWAII
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS B                                               2004            2003
     ----------------------------------------------------------------------------
     Sales                                                113,422         238,065
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                      37,496          35,956
     Redemptions                                         (174,545)       (281,187)
     ----------------------------------------------------------------------------
     NET DECREASE                                         (23,627)         (7,166)
     ----------------------------------------------------------------------------

                                                                  KANSAS
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS A                                               2004            2003
     ----------------------------------------------------------------------------
     Sales                                                297,932         420,781
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                      29,207          22,362
     Redemptions                                         (265,887)        (53,123)
     ----------------------------------------------------------------------------
     NET INCREASE                                          61,252         390,020
     ----------------------------------------------------------------------------

                                                                  KANSAS
                                                         ------------------------
                                                          YEAR ENDED JANUARY 31,
                                                         ------------------------
     CLASS B                                               2004            2003
     ----------------------------------------------------------------------------
     Sales                                                123,889         207,207
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                      25,196          21,907
     Redemptions                                          (99,066)       (128,926)
     ----------------------------------------------------------------------------
     NET INCREASE                                          50,019         100,188
     ----------------------------------------------------------------------------

4    TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended January 31, 2004, EVM earned $1,139, $710, and $1,090 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $13,168, $972 and $5,296 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended January 31, 2004.

     Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

     Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the year ended January 31, 2004, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid

     $200,001, $131,185 and $89,015, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $820,000, $500,000 and $291,000, respectively.

     The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended January 31, 2004 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $33,258, $2,138, and $22,155, respectively, for Class A shares, and $53,333, $34,983 and $23,737, respectively, for Class B shares.

     Certain officers and Trustees of the Funds are officers or directors of EVD.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to each Fund. EVD received approximately $41,000, $9,000 and $15,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $10,000, 0 and $200 of CDSC paid by Class A shareholders of Florida Insured, Hawaii, and Kansas, respectively, for the year ended January 31, 2004.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended January 31, 2004 were as follows:

   FLORIDA INSURED
   Increases                        $  16,380,002
   Decreases                            7,919,383

   HAWAII
   Increases                        $   2,924,107
   Decreases                            2,358,630

   KANSAS
   Increases                        $   4,465,819
   Decreases                            4,236,877

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPALS TRUST II:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund (certain of the series constituting Eaton Vance Municipals Trust II) (the "Trust") as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Eaton Vance Municipals Trust II as of

January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2004

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
HOSPITAL -- 0.5%

$           250   Highland County, Health Facilities Authority, (Adventist
                  Health System), 5.375%, 11/15/35                                $       253,877
-------------------------------------------------------------------------------------------------
                                                                                  $       253,877
-------------------------------------------------------------------------------------------------

HOUSING -- 3.7%

$            90   Duval County, HFA, SFMR, (GNMA), (AMT),
                  6.70%, 10/1/26                                                  $        92,599
            420   Escambia County, HFA, SFMR, (GNMA), (AMT),
                  7.00%, 4/1/28                                                           435,708
            190   Manatee County, HFA, SFMR, (GNMA), (AMT),
                  6.875%, 11/1/26                                                         194,913
            720   Pinellas County, HFA, SFMR, (GNMA), (AMT),,
                  5.80% 3/1/29                                                            747,382
            310   Pinellas County, HFA, SFMR, (GNMA), (AMT),
                  6.70%, 2/1/28                                                           319,377
-------------------------------------------------------------------------------------------------
                                                                                  $     1,789,979
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.1%

$         1,500   Florida State University, System Improvement Revenue,
                  (AMBAC), 4.50%, 7/1/23                                          $     1,487,475
-------------------------------------------------------------------------------------------------
                                                                                  $     1,487,475
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.7%

$           600   Puerto Rico Electric Power Authority, (FSA), Variable
                  Rate, 7/1/29(1)(2)                                              $       671,328
            750   Puerto Rico Electric Power Authority, (MBIA),
                  5.00%, 7/1/32                                                           782,017
            200   Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
                  7/1/16(2)(3)                                                            303,146
-------------------------------------------------------------------------------------------------
                                                                                  $     1,756,491
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.8%

$         1,160   Dade County, Professional Sports Franchise, (MBIA),
                  Escrowed to Maturity, 0.00%, 10/1/19                            $       571,868
            500   Lakeland, Energy System, (MBIA), Prerefunded to
                  10/1/10, 5.50%, 10/1/40                                                 582,085
            250   Orange, Tourist Development Tax, (MBIA), Prerefunded to
                  10/1/04, 6.00%, 10/1/24                                                 263,272
            400   Titusville Water and Sewer, (MBIA), Prerefunded to
                  10/1/04, 6.00%, 10/1/24                                                 421,236
-------------------------------------------------------------------------------------------------
                                                                                  $     1,838,461
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.1%

$           500   Florida Board of Education Capital Outlay, (Public Education),
                  (MBIA), 5.00%, 6/1/32                                           $       516,970
          1,000   Florida Board of Education, Capital Outlay, (Public Education),
                  (MBIA), 5.00%, 6/1/32(4)                                              1,033,940
            330   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                         396,416
-------------------------------------------------------------------------------------------------
                                                                                  $     1,947,326
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 12.1%

$         1,020   Brevard County, Health Facilities Authority,
                  (Health First, Inc.), (MBIA), 5.125%, 4/1/31                    $     1,053,599
            200   Dade, Public Facilities Board, (Jackson Memorial Hospital),
                  (MBIA), 4.875%, 6/1/15                                                  202,544
          1,000   Jacksonville, Economic Development Commission Health
                  Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36                          1,079,090
            350   Miami Dade County, Health Facilities Authority, (Miami
                  Children's Hospital), (AMBAC), 5.125%, 8/15/26                          362,726
          1,000   Sarasota County, Public Hospital Board, (Sarasota
                  Memorial Hospital), (MBIA), 5.50%, 7/1/28                             1,126,890
          1,900   South Miami, Health Facility Authority Hospital Revenue,
                  (Baptist Health), (AMBAC), 5.25%, 11/15/33                            1,996,634
-------------------------------------------------------------------------------------------------
                                                                                  $     5,821,483
-------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.3%

$           500   Florida HFA, (Maitland Club Apartments), (AMBAC),
                  (AMT), 6.875%, 8/1/26                                           $       517,580
          1,000   Florida HFA, (Mariner Club Apartments), (AMBAC),
                  (AMT), 6.375%, 9/1/36                                                 1,046,240
            500   Florida HFA, (Spinnaker Cove Apartments), (AMBAC),
                  (AMT), 6.50%, 7/1/36                                                    523,345
-------------------------------------------------------------------------------------------------
                                                                                  $     2,087,165
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.6%

$           500   Broward County, School Board, Certificates of Participation,
                  (FSA), 5.00%, 7/1/26                                            $       515,750
            250   Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                  6/1/26(1)(2)                                                            264,220
-------------------------------------------------------------------------------------------------
                                                                                  $       779,970
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 5.2%

$           500   St. John's County, IDA, (Professional Golf), (MBIA),
                  5.00%, 9/1/23                                                   $       521,060
          1,900   Village Center Community Development District, (MBIA),
                  5.00%, 11/1/32                                                        1,968,172
-------------------------------------------------------------------------------------------------
                                                                                  $     2,489,232
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
INSURED-SOLID WASTE -- 1.1%

$           500   Dade County Resource Recovery Facilities, (AMBAC),
                  (AMT), 5.50%, 10/1/13                                           $       546,760
-------------------------------------------------------------------------------------------------
                                                                                  $       546,760
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 17.1%

$           365   Celebration Community Development District, (MBIA),
                  5.125%, 5/1/20                                                  $       388,382
            750   Crossings at Fleming Island Community Development
                  District, (MBIA), 5.80%, 5/1/16                                         864,435
            415   Dade County, Special Obligations, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/35(2)(3)                                   436,999
          1,580   Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30                       1,626,010
            500   Jacksonville, Capital Improvement Revenue, (Stadium),
                  (AMBAC), 4.75%, 10/1/25                                                 503,235
            750   Jacksonville, Capital Improvements, (AMBAC),
                  5.00%, 10/1/30                                                          774,180
            490   Julington Creek, Plantation Community Development
                  District, (MBIA), 5.00%, 5/1/29                                         505,161
            500   Miami-Dade County, Special Obligations, (MBIA), 5.00%,
                  10/1/37                                                                 511,115
            300   Orange County, Tourist Development Tax, (AMBAC),
                  Variable Rate, 10/1/30(2)(3)                                            336,480
            465   Polk County, Transportation Improvements, (FSA), 5.25%,
                  12/1/22                                                                 496,169
            340   Sunrise Public Facilities Sales Tax, (MBIA), 0.00%,
                  10/1/15                                                                 210,409
          1,625   Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21                              716,105
          1,950   Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21                             839,066
-------------------------------------------------------------------------------------------------
                                                                                  $     8,207,746
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 13.6%

$           500   Dade County Aviation Facilities, (Miami International Airport),
                  (FSA), (AMT), 5.125%, 10/1/22                                   $       511,260
            500   Dade County, Seaport, (MBIA), 5.125%, 10/1/16                           544,300
            400   Greater Orlando, Aviation Authority, (FGIC), Variable Rate,
                  4/1/13(2)(3)                                                            460,104
          1,000   Orlando and Orange County Expressway Authority, (AMBAC),
                  5.00%, 7/1/35                                                         1,033,740
            700   Puerto Rico Highway and Transportation Authority, (CIFG),
                  5.00%, 7/1/28                                                           731,528
            500   Puerto Rico Highway and Transportation Authority, (MBIA),
                  4.75%, 7/1/38                                                           508,090
            750   Puerto Rico Highway and Transportation Authority, (MBIA),
                  5.00%, 7/1/36                                                           787,980
            150   Puerto Rico Highway and Transportation Authority, (MBIA),
                  5.50%, 7/1/36                                                           168,963
$           500   Tampa-Hillsborough County Expressway Authority, (FGIC),
                  5.00%, 7/1/32                                                   $       517,065
          1,250   Tampa-Hillsborough County Expressway Authority, (FGIC),
                  5.00%, 7/1/35                                                         1,292,175
-------------------------------------------------------------------------------------------------
                                                                                  $     6,555,205
-------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 3.2%

$         1,000   Marco Island, Utility System, (MBIA), 5.00%, 10/1/24            $     1,041,580
            500   Marco Island, Utility System, (MBIA), 5.00%, 10/1/27                    518,245
-------------------------------------------------------------------------------------------------
                                                                                  $     1,559,825
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 20.5%

$           600   Cocoa, Water and Sewer, (FGIC), 4.50%, 10/1/22                  $       600,480
            735   Enterprise Community Development District, Water and
                  Sewer, (MBIA), 6.125%, 5/1/24                                           750,516
            250   Florida Governmental Utility Authority, (Barefoot Bay
                  Utility System), (AMBAC), 5.00%, 10/1/29                                257,445
          1,000   Jacksonville, Water and Sewer, (AMBAC), (AMT),
                  6.35%, 8/1/25                                                         1,080,560
            500   JEA, Water & Sewer, (AMBAC), 4.75%, 10/1/43                             500,030
          1,000   Lee County, IDA, (Bonita Springs Utilities), (MBIA),
                  (AMT), 6.05%, 11/1/20                                                 1,102,820
            750   Lee County, Water and Sewer, (AMBAC),
                  5.00%, 10/1/29                                                          772,335
          1,000   Marion County, Utility System, (FGIC),
                  5.00%, 12/1/31                                                        1,032,750
          1,000   Marion County, Utility System, (MBIA),
                  5.00%, 12/1/28                                                        1,036,510
          1,000   Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                    1,045,430
            250   Tallahassee, Consolidated Utility System, (FGIC),
                  5.50%, 10/1/19                                                          289,998
            375   Tampa Bay, Water Utility System, (FGIC), Variable Rate,
                  10/1/27(1)(2)                                                           379,684
          1,000   Tohopekaliga, Water Utility System, (FSA),
                  5.00%, 10/1/28                                                        1,036,090
-------------------------------------------------------------------------------------------------
                                                                                  $     9,884,648
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.6%
  (IDENTIFIED COST $44,027,252)                                                   $    47,005,643
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.4%                                            $     1,164,092
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    48,169,735
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax. FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 95.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 41.2% of total investments. At January 31, 2004, the Portfolio's insured securities by financial institution are as follows:

                                                                MARKET         % OF
                                                                VALUE      MARKET VALUE
----------------------------------------------------------------------------------------
American Municipal Bond Assurance Corp. (AMBAC)             $  16,666,595        35.5%
Financial Guaranty Insurance Corp. (FGIC)                       4,572,256         9.7%
Financial Security Assurance (FSA)                              3,627,013         7.7%
Municipal Bond Insurance Association (MBIA)                    19,364,395        41.2%
CDC IXIS Financial Guaranty North America, Inc. (CIFG)            731,528         1.6%
----------------------------------------------------------------------------------------
                                                            $  44,961,787        95.7%
----------------------------------------------------------------------------------------

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.1%

$         1,500   Puerto Rico Electric Power Authority, 0.00%, 7/1/17             $       816,915
-------------------------------------------------------------------------------------------------
                                                                                  $       816,915
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.5%

$           620   Hawaii Department of Budget and Finance, (Queens Health
                  System), Prerefunded to 7/1/06, 5.75%, 7/1/26                   $       691,405
-------------------------------------------------------------------------------------------------
                                                                                  $       691,405
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.1%

$           750   Honolulu, 4.75%, 9/1/17                                         $       805,642
            575   Maui County, 5.00%, 3/1/21                                              599,161
            200   Maui County, 5.50%, 3/1/19                                              221,754
            285   Puerto Rico, 0.00%, 7/1/15                                              173,807
-------------------------------------------------------------------------------------------------
                                                                                  $     1,800,364
-------------------------------------------------------------------------------------------------

HOSPITAL -- 2.8%

$           300   Hawaii Department of Budget and Finance, (Wilcox
                  Memorial Hospital), 5.35%, 7/1/18                               $       305,115
            150   Hawaii Department of Budget and Finance, (Wilcox
                  Memorial Hospital), 5.50%, 7/1/28                                       150,112
            100   Hawaii Pacific Health, 5.60%, 7/1/33                                    100,249
-------------------------------------------------------------------------------------------------
                                                                                  $       555,476
-------------------------------------------------------------------------------------------------

HOUSING -- 6.9%

$           240   Guam Housing Corp., Single Family, (AMT),
                  5.75%, 9/1/31                                                   $       265,999
          1,000   Hawaii Housing Finance and Development, Single Family,
                  5.90%, 7/1/27                                                         1,037,660
             55   Hawaii Housing Finance and Development, Single Family, (AMT),
                  6.00%, 7/1/26                                                            56,198
-------------------------------------------------------------------------------------------------
                                                                                  $     1,359,857
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.8%

$           375   Hawaii Department of Transportation Special Facilities,
                  (Continental Airlines), 7.00%, 6/1/20                           $       360,690
-------------------------------------------------------------------------------------------------
                                                                                  $       360,690
-------------------------------------------------------------------------------------------------

INSURED-BOND BANK -- 1.1%

$           200   Puerto Rico Municipal Finance Agency, (FSA),
                  5.00%, 8/1/27                                                   $       208,422
-------------------------------------------------------------------------------------------------
                                                                                  $       208,422
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.0%

$           500   Hawaii State Housing Development Corp., (University of
                  Hawaii), (AMBAC), 5.65%, 10/1/16                                $       536,315
            240   University of Hawaii Board of Regents, University System,
                  (FSA), 5.00%, 10/1/18                                                   256,030
            250   University of Hawaii Board of Regents, University System,
                  (FSA), 5.25%, 10/1/16                                                   276,447
            100   University of Hawaii Board of Regents, University System,
                  (FSA), 5.25%, 10/1/17                                                   109,765
            175   University of Hawaii, University System, (Wellness Center),
                  (FGIC), 5.125%, 7/15/32                                                 181,522
            400   University of Puerto Rico, (MBIA), 5.375%, 6/1/30                       419,572
-------------------------------------------------------------------------------------------------
                                                                                  $     1,779,651
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

$           250   Hawaii Department of Budget and Finance, (Hawaiian
                  Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18                   $       278,072
            500   Hawaii Department of Budget and Finance, (Hawaiian
                  Electric Co.), (MBIA), (AMT), 6.60%, 1/1/25                             525,700
-------------------------------------------------------------------------------------------------
                                                                                  $       803,772
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.7%

$           375   Hawaii, (MBIA), Prerefunded to 10/1/10,
                  5.25%, 10/1/20                                                  $       430,894
            305   Kauai County, (MBIA), Prerefunded to 2/1/04,
                  5.90%, 2/1/14                                                           311,143
-------------------------------------------------------------------------------------------------
                                                                                  $       742,037
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.3%

$           350   Hawaii County, (FGIC), 5.125%, 7/15/21                          $       368,456
            350   Hawaii County, (FGIC), 5.55%, 5/1/10                                    404,170
            100   Hawaii County, (FSA), 5.00%, 7/15/22                                    104,718
            375   Hawaii, (FSA), 5.125%, 2/1/22                                           394,129
            375   Hawaii, (MBIA), 5.00%, 4/1/17                                           400,294
            400   Kauai County, (MBIA), 5.00%, 8/1/24(1)                                  412,232
            100   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                        111,685
            200   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                         240,252
-------------------------------------------------------------------------------------------------
                                                                                  $     2,435,936
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%

$           100   Hawaii Department of Budget and Finance, (St. Francis
                  Medical Center), (FSA), 6.50%, 7/1/22                           $       101,379
-------------------------------------------------------------------------------------------------
                                                                                  $       101,379
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

$           150   Puerto Rico Public Finance Corp., (MBIA),
                  5.00%, 8/1/21                                                   $       157,911
-------------------------------------------------------------------------------------------------
                                                                                  $       157,911
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.3%

$           200   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/07(2)(4)                                     $       211,766
            210   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/28(3)                                                228,533
            200   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  5.50%, 10/1/40                                                          219,490
-------------------------------------------------------------------------------------------------
                                                                                  $       659,789
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 20.3%

$           500   Guam Government Ltd. Obligation - Highway Revenue,
                  (FSA), 5.25%, 5/1/11                                            $       572,535
            500   Guam International Airport Authority, (MBIA),
                  5.25%, 10/1/22                                                          537,020
            500   Hawaii Airports System, (FGIC), (AMT),
                  5.25%, 7/1/21                                                           520,055
            100   Hawaii Airports System, (MBIA), (AMT),
                  6.90%, 7/1/12                                                           121,864
            650   Hawaii Harbor Revenue, (FGIC), (AMT),
                  6.375%, 7/1/24                                                          675,383
            250   Hawaii Highway, (FSA), 5.00%, 7/1/22                                    259,640
          1,300   Puerto Rico Highway and Transportation Authority,
                  (FSA), 4.75%, 7/1/38                                                  1,321,034
-------------------------------------------------------------------------------------------------
                                                                                  $     4,007,531
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.0%

$           720   Honolulu, City and County Board Water Supply Systems,
                  (FSA), 5.25%, 7/1/31                                            $       752,098
          1,000   Honolulu, City and County Wastewater Systems, (FGIC),
                  0.00%, 7/1/18                                                           507,470
            730   Honolulu, City and County Wastewater Systems, (FGIC),
                  4.50%, 7/1/28                                                           707,866
            200   Honolulu, City and County Wastewater Systems, (FGIC),
                  5.00%, 7/1/23                                                           205,998
-------------------------------------------------------------------------------------------------
                                                                                  $     2,173,432
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.3%

$           200   Puerto Rico Infrastructure Financing Authority, (Escrow
                  Fund), Variable Rate, 10/1/34(2)(3)                             $       260,318
-------------------------------------------------------------------------------------------------
                                                                                  $       260,318
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.3%

$           250   Virgin Islands Public Facilities Authority,
                  5.625%, 10/1/25                                                 $       255,268
-------------------------------------------------------------------------------------------------
                                                                                  $       255,268
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

$           250   Hawaii Highway Revenue, 5.50%, 7/1/18                           $       287,368
-------------------------------------------------------------------------------------------------
                                                                                  $       287,368
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
  (IDENTIFIED COST $17,857,083)                                                   $    19,457,521
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                            $       330,448
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    19,787,969
-------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 67.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.6% to 23.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 6.4%

$           550   Kansas Highway Transportation Department, Prerefunded to
                  9/1/09, 5.25%, 9/1/19                                           $       627,495
            415   Labette County, SFMR, Escrowed to Maturity,
                  0.00%, 12/1/14                                                          266,538
          1,000   Saline County, SFMR, Escrowed to Maturity,
                  0.00%, 12/1/15                                                          607,180
-------------------------------------------------------------------------------------------------
                                                                                  $     1,501,213
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.2%

$           500   Johnson County, Unified School District #229,
                  5.00%, 10/1/16                                                  $       523,945
-------------------------------------------------------------------------------------------------
                                                                                  $       523,945
-------------------------------------------------------------------------------------------------

HOSPITAL -- 5.6%

$           250   Sedgwick County, Health Care Facility,
                  (Catholic Care Center, Inc.), 5.875%, 11/15/31                  $       257,895
            500   University of Kansas Hospital Authority, 5.50%, 9/1/22                  519,555
            500   Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24                539,380
-------------------------------------------------------------------------------------------------
                                                                                  $     1,316,830
-------------------------------------------------------------------------------------------------

HOUSING -- 1.9%

$           250   Olathe, Multifamily, (Deerfield Apts.), (FNMA),
                  6.45%, 6/1/19                                                   $       256,205
            120   Puerto Rico Housing Finance Corp., 7.50%, 4/1/22                        123,600
             60   Sedgwick County, SFMR, (GNMA), 8.00%, 5/1/25                             61,860
-------------------------------------------------------------------------------------------------
                                                                                  $       441,665
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.6%

$           350   Wyandotte County & Kansas City Unified Government
                  Pollution, (General Motors Corp.), 6.00%, 6/1/25                $       370,181
-------------------------------------------------------------------------------------------------
                                                                                  $       370,181
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.4%

$           100   Kansas Development Finance Authority,
                  (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14               $       111,423
            500   Kansas Development Finance Authority,
                  (Kansas Board of Regents), (AMBAC), 5.00%, 10/1/32                      515,475
            550   Kansas Development Finance Authority, (Kansas State
                  University-Athletic Facility), (AMBAC), 0.00%, 7/1/18                   281,869
            500   Washburn University, Topeka, (Living Learning Center),
                  (AMBAC), 6.125%, 7/1/29                                                 574,100
-------------------------------------------------------------------------------------------------
                                                                                  $     1,482,867
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.2%

$           250   Augusta, Electric System, (AMBAC), 5.00%, 8/1/22                $       261,537
            345   Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA),
                  7.00%, 6/1/31                                                           358,369
            135   Kansas City, Utility System, (FGIC), 6.375%, 9/1/23                     141,434
            250   Pratt, Electric System, (AMBAC), 5.25%, 5/1/18                          272,037
            375   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                  7/1/29(1)(2)                                                            419,580
-------------------------------------------------------------------------------------------------
                                                                                  $     1,452,957
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.9%

$           250   Kansas Development Finance Authority,
                  (7th and Harrison Project), (AMBAC), Prerefunded to
                  12/1/09, 5.75%, 12/1/27                                         $       292,687
            500   Kansas Development Finance Authority,
                  (Stormont Vail Healthcare), (MBIA), Prerefunded to
                  11/15/06, 5.80%, 11/15/11                                               555,575
            250   Sedgwick County, Unified School District #267,
                  (AMBAC), Prerefunded to 11/1/05, 6.15%, 11/1/09                         271,432
            230   Sedgwick County, Unified School District #267,
                  (AMBAC), Prerefunded to 11/1/05, 6.15%, 11/1/10                         249,718
-------------------------------------------------------------------------------------------------
                                                                                  $     1,369,412
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 21.1%

$           250   Butler and Sedgwick County, Unified School District #385,
                  (FGIC), 5.00%, 9/1/19                                           $       263,320
            250   Butler and Sedgwick County, Unified School District #385,
                  (FSA), 5.40%, 9/1/18                                                    276,388
            500   Dodge, Ford County Unified School District #443,
                  (FGIC), 4.20%, 9/1/17                                                   505,935
            200   Johnson County, Unified School District #231,
                  (FGIC), 6.00%, 10/1/16                                                  242,220
            250   Johnson County, Unified School District #232,
                  (FSA), 4.75%, 9/1/19                                                    258,050
            300   Johnson County, Unified School District #233,
                  (FGIC), 5.50%, 9/1/17                                                   349,032
            500   Lyon County, Unified School District #253,
                  (FGIC), 4.75%, 9/1/21                                                   511,845
            230   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                        256,876
             80   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                        119,072
            750   Scott County, Unified School District #466,
                  (FGIC), 5.00%, 9/1/22                                                   784,868
          1,000   Sedgwick County, Unified School District #259,
                  (FSA), 2.50%, 10/1/17                                                   826,840
            500   Sedgwick County, Unified School District #267,
                  (AMBAC), 5.00%, 11/1/19                                                 526,750
-------------------------------------------------------------------------------------------------
                                                                                  $     4,921,196
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 10.5%

$           250   Coffeyville, Public Building Commission Health Care Facility,
                  (Coffeyville Regional Medical Center), (AMBAC),
                  5.00%, 8/1/22                                                   $       258,305
            250   Kansas Development Finance Authority,
                  (Hays Medical Center, Inc.), (MBIA), 5.50%, 11/15/22                    268,773
            500   Kansas Development Finance Authority,
                  (Sisters Of Charity - Leavenworth), (MBIA),
                  5.00%, 12/1/25                                                          506,740
            500   Kansas Development Finance Authority,
                  (St. Luke's/Shawnee Mission), (MBIA),
                  5.375%, 11/15/26                                                        522,250
            600   Kansas Development Finance Authority,
                  (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24                    632,046
            250   Manhattan Hospital, (Mercy Health Center),
                  (FSA), 5.20%, 8/15/26                                                   256,895
-------------------------------------------------------------------------------------------------
                                                                                  $     2,445,009
-------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.1%

$           250   Augusta Public Building Commission Revenue,
                  (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22                 $       255,393
-------------------------------------------------------------------------------------------------
                                                                                  $       255,393
-------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

$           250   Wyandotte County & Kansas City Unified Government
                  Utility System, (MBIA), 5.00%, 5/1/21                           $       260,710
-------------------------------------------------------------------------------------------------
                                                                                  $       260,710
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.9%

$           500   Kansas Development Finance Authority,
                  (Capital Restoration Parking Facility), (FSA),
                  5.00%, 10/1/21(4)                                               $       526,370
            120   Puerto Rico Public Finance Corp., (AMBAC),
                  Variable Rate, 12/1/19(2)(3)                                            156,097
-------------------------------------------------------------------------------------------------
                                                                                  $       682,467
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.0%

$           525   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/28(3)                                        $       571,331
            750   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  5.50%, 10/1/40                                                          823,080
-------------------------------------------------------------------------------------------------
                                                                                  $     1,394,411
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.6%

$           440   Kansas Turnpike Authority, (AMBAC),
                  Variable Rate, 3/1/15(2)(3)                                     $       422,017
$           750   Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24                 $       779,415
            100   Puerto Rico Highway and Transportation Authority, (FSA),
                  Variable Rate, 7/1/32(2)(3)                                             111,685
-------------------------------------------------------------------------------------------------
                                                                                  $     1,313,117
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 13.1%

$           500   Chisholm Creek Utility Authority, Water and Wastewater,
                  (Bel Aire & Park City), (MBIA), 5.25%, 9/1/20                   $       541,810
            500   Kansas Development Finance Authority, Public Water Supply,
                  (AMBAC), 5.00%, 4/1/24                                                  518,805
            500   Topeka, Water Pollution Control Utility System, (FGIC),
                  5.40%, 8/1/31                                                           533,085
            200   Wellington Electric, Waterworks, and Sewer Utilities System,
                  (AMBAC), 5.20%, 5/1/23                                                  210,904
            500   Wichita, Water & Sewer Utility, (FGIC), 5.00%, 10/1/28                  518,125
            750   Wyandotte County & Kansas City Unified Government Utility
                  System, (MBIA), 4.50%, 9/1/28                                           732,518
-------------------------------------------------------------------------------------------------
                                                                                  $     3,055,247
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.9%

$           200   Kansas Development Finance Authority, 5.00%, 11/1/21            $       209,068
-------------------------------------------------------------------------------------------------
                                                                                  $       209,068
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
  (IDENTIFIED COST $21,595,551)                                                   $    22,995,688
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                            $       339,372
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    23,335,060
-------------------------------------------------------------------------------------------------

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 81.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 15.0% to 27.5% of total investments.

(1)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.See notes to financial statements

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

As of January 31, 2004

                                                                   FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
  Identified cost                                                          $  44,027,252        $  17,857,083     $  21,595,551
  Unrealized appreciation                                                      2,978,391            1,600,438         1,400,137
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                      $  47,005,643        $  19,457,521     $  22,995,688
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                       $     512,228        $     504,670     $      54,662
Receivable for investments sold                                                  125,000                   --             5,100
Interest receivable                                                              608,956              197,574           349,193
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  48,251,827        $  20,159,765     $  23,404,643
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                          $          --        $     327,902     $          --
Payable for daily variation margin on open financial
  futures contracts                                                               55,500               20,250            45,625
Accrued expenses                                                                  26,592               23,644            23,958
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $      82,092        $     371,796     $      69,583
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $  45,382,162        $  18,227,463     $  22,014,436
Net unrealized appreciation (computed on the basis of
  identified cost)                                                             2,787,573            1,560,506         1,320,624
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                      $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

For the year ended January 31, 2004

                                                                   FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                   $   2,306,599        $     986,814     $   1,233,520
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $   2,306,599        $     986,814     $   1,233,520
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $     107,252        $      28,342     $      39,787
Trustees fees and expenses                                                         1,757                  175               175
Legal and accounting services                                                     23,751               21,334            21,444
Custodian fee                                                                     30,714               17,405            21,095
Miscellaneous                                                                      9,942                7,945             9,983
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     173,416        $      75,201     $      92,484
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                               $       7,022        $       4,074     $       3,319
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $       7,022        $       4,074     $       3,319
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                               $     166,394        $      71,127     $      89,165
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      $   2,140,205        $     915,687     $   1,144,355
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
  Investment transactions (identified cost basis)                          $     126,155        $    (108,604)    $     (84,189)
  Financial futures contracts                                                   (119,765)             (41,838)           77,203
  Interest rate swap contracts                                                        --                   --          (224,550)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                                   $       6,390        $    (150,442)    $    (231,536)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                      $     556,219        $     521,728     $     627,807
  Financial futures contracts                                                   (190,112)              24,029           (78,804)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $     366,107        $     545,757     $     549,003
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     372,497        $     395,315     $     317,467
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,512,702        $   1,311,002     $   1,461,822
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended January 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                    $   2,140,205        $     915,687     $   1,144,355
  Net realized gain (loss)                                                         6,390             (150,442)         (231,536)
  Net change in unrealized appreciation (depreciation)                           366,107              545,757           549,003
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,512,702        $   1,311,002     $   1,461,822
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                            $  16,380,002        $   2,924,107     $   4,465,819
  Withdrawals                                                                 (7,919,383)          (2,358,630)       (4,236,877)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                       $   8,460,619        $     565,477     $     228,942
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $  10,973,321        $   1,876,479     $   1,690,764
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                       $  37,196,414        $  17,911,490     $  21,644,296
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                    $   1,708,960        $     937,194     $     952,671
  Net realized loss                                                             (277,266)            (154,552)          (48,369)
  Net change in unrealized appreciation (depreciation)                           976,814              366,119           477,700
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,408,508        $   1,148,761     $   1,382,002
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                            $  11,147,165        $   2,494,995     $   6,529,606
  Withdrawals                                                                 (6,277,172)          (3,509,526)       (2,586,730)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS            $   4,869,993        $  (1,014,531)    $   3,942,876
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $   7,278,501        $     134,230     $   5,324,878
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                       $  29,917,913        $  17,777,260     $  16,319,418
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $  37,196,414        $  17,911,490     $  21,644,296
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                           FLORIDA INSURED PORTFOLIO
                                                           -------------------------------------------------------------
                                                                             YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
  Expenses                                                      0.40%        0.37%        0.39%        0.47%        0.38%
  Expenses after custodian fee reduction                        0.38%        0.36%        0.35%        0.43%        0.34%
  Net investment income                                         4.94%        5.25%        5.26%        5.34%        5.32%
Portfolio Turnover                                                19%          16%          18%           8%          34%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 6.34%        7.68%        5.60%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  48,170    $  37,196    $  29,918    $  25,539    $  25,760
------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                HAWAII PORTFOLIO
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
  Net expenses                                                  0.40%        0.38%        0.48%        0.35%        0.02%
  Net expenses after custodian fee reduction                    0.38%        0.33%        0.45%        0.28%        0.00%
  Net investment income                                         4.92%        5.10%        5.20%        5.53%        5.67%
Portfolio Turnover                                                 4%          11%          22%          13%          20%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 7.44%        6.51%        5.43%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  19,788    $  17,911    $  17,777    $  18,885    $  17,093
------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                            0.40%       0.38%
   Expenses after custodian fee reduction                                                              0.33%       0.36%
   Net investment income                                                                               5.48%       5.31%

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                KANSAS PORTFOLIO
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
  Net expenses                                                  0.40%        0.41%        0.50%        0.23%        0.05%
  Net expenses after custodian fee reduction                    0.39%        0.38%        0.46%        0.22%        0.00%
  Net investment income                                         4.97%        5.05%        5.00%        5.55%        5.59%
Portfolio Turnover                                                 7%          17%          18%           7%          24%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 6.65%        7.93%        5.40%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  23,335    $  21,644    $  16,319    $  12,423    $  12,200
------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                                0.53%        0.47%        0.49%
  Expenses after custodian fee reduction                                                  0.49%        0.46%        0.44%
  Net investment income                                                                   4.97%        5.31%        5.15%

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of January 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2004, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

     H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     K INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     L OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2004, each Portfolio incurred advisory fees as follows:

     PORTFOLIO                                               AMOUNT    EFFECTIVE RATE*
     -----------------------------------------------------------------------------------
     Florida Insured                                       $ 107,252             0.25%
     Hawaii                                                   28,342             0.15%
     Kansas                                                   39,787             0.17%

     * As a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolios are officers of the above organizations.

     During the year ended January 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO                                                           PURCHASES       SALES
     ---------------------------------------------------------------------------------------------
     Florida Insured                                                   $  1,191,583             --
     Hawaii                                                                 223,897             --
     Kansas                                                                 816,053   $    507,980

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities, put option transactions and short- term obligations, for the year ended January31, 2004, were as follows:

     FLORIDA INSURED

     Purchases                                                         $ 16,959,873
     Sales                                                                7,769,608

     HAWAII

     Purchases                                                         $  2,302,601
     Sales                                                                  676,548

     KANSAS

     Purchases                                                         $  5,622,957
     Sales                                                                4,618,314

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2004, as computed on a federal income tax basis, are as follows:

     FLORIDA INSURED

     AGGREGATE COST                                                   $     43,986,994
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      3,032,549
     Gross unrealized depreciation                                             (13,900)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      3,018,649
     ---------------------------------------------------------------------------------

     HAWAII

     AGGREGATE COST                                                   $     17,813,754
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      1,670,113
     Gross unrealized depreciation                                             (26,346)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      1,643,767
     ---------------------------------------------------------------------------------

     KANSAS

     AGGREGATE COST                                                   $     21,539,563
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      1,473,303
     Gross unrealized depreciation                                             (17,178)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      1,456,125
     ---------------------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2004.

6   FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at January 31, 2004 is as follows:

     Futures Contracts

                       EXPIRATION                                      NET UNREALIZED
     PORTFOLIO         DATE        CONTRACTS               POSITION     DEPRECIATION
     --------------------------------------------------------------------------------
     Florida Insured   3/04        74 U.S. Treasury Bond   Short        $ (190,818)

     Hawaii            3/04        27 U.S. Treasury Bond   Short           (39,932)

     Kansas            3/04        55 U.S. Treasury Bond   Short           (66,046)

                       3/04        10 U.S. Treasury Note   Short           (13,467)

     At January 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF FLORIDA INSURED MUNICIPALS PORTFOLIO, HAWAII MUNICIPALS PORTFOLIO AND KANSAS MUNICIPALS PORTFOLIO: We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2004

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust), Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)          TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE          OFFICE AND                                         IN FUND COMPLEX
     NAME AND            TRUST AND          LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY     OTHER DIRECTORSHIPS
  DATE OF BIRTH       THE PORTFOLIOS         SERVICE          DURING PAST FIVE YEARS             TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee           Since 1998      Since 1998 Chairman, President          193         Director of National
11/28/59                                                    and Chief Executive Officer of                       Financial Partners
                                                            National Financial Partners
                                                            (financial services company)
                                                            (since April 1999). President
                                                            and Chief Operating Officer of
                                                            John A. Levin & Co. (registered
                                                            investment adviser) (July 1997
                                                            to April 1999) and a Director
                                                            of Baker, Fentress & Company,
                                                            which owns John A. Levin & Co.
                                                            (July 1997 to April 1999).
                                                            Ms. Bibliowicz is an interested
                                                            person because of her
                                                            affiliation with a brokerage
                                                            firm.

James B. Hawkes       Trustee and Vice   Trustee and Vice   Chairman, President and Chief           196           Director of EVC
11/9/41                  President       President of the   Executive Officer of BMR, EVC,
                                          Trust, Florida    EVM and EV; Director of EV;
                                         Insured Portfolio  Vice President and Director of
                                       and Kansas Portfolio EVD. Trustee and/or officer of
                                          since 1993; of    196 registered investment
                                         Hawaii Portfolio   companies in the Eaton Vance
                                            since 1992      Fund Complex. Mr.Hawkes is an
                                                            interested person because of
                                                            his positions with BMR, EVM,
                                                            EVC and EV, which are
                                                            affiliates of the Trust
                                                            and the Portfolios.

NONINTERESTED
TRUSTEE(S)

Samuel L. Hayes, III    Trustee           Trustee of the    Jacob H. Schiff Professor of            196         Director of Tiffany&
2/23/35                                   Trust, Florida    Investment Banking Emeritus,                           Co. (specialty
                                         Insured Portfolio  Harvard University Graduate                             retailer) and
                                       and Kansas Portfolio School of Business                                      Telect, Inc.
                                          since 1993; of    Administration.                                      (telecommunication
                                         Hawaii Portfolio                                                         services company)
                                            since 1992

William H. Park         Trustee             Since 2003      President and Chief Executive           193                None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since 2002).
                                                            Executive Vice President and
                                                            Chief Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            (1982-2001).

Ronald A. Pearlman      Trustee             Since 2003      Professor of Law, Georgetown            193                None
7/10/40                                                     University Law Center (since
                                                            1999). Tax Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

                        POSITION(S)          TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE          OFFICE AND                                         IN FUND COMPLEX
     NAME AND            TRUST AND          LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY     OTHER DIRECTORSHIPS
  DATE OF BIRTH       THE PORTFOLIOS         SERVICE          DURING PAST FIVE YEARS             TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)
(CONTINUED)

Norton H. Reamer        Trustee           Trustee of the    President, Chief Executive              196                None
9/21/35                                   Trust, Florida    Officer and a Director of
                                         Insured Portfolio  Asset Management Finance Corp.
                                       and Kansas Portfolio (a specialty finance company
                                          since 1993; of    serving the investment
                                         Hawaii Portfolio   management industry) (since
                                            since 1992      October 2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services company)
                                                            (since September 2000).
                                                            Formerly, Chairman, Hellman,
                                                            Jordan Management Co., Inc.
                                                            (an investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003). Formerly,
                                                            Chairman of the Board, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout           Trustee           Since 1998        Professor of Law, University            196                None
9/14/57                                                     of California at Los Angeles
                                                            School of Law (since
                                                            July 2001). Formerly, Professor
                                                            of Law, Georgetown University
                                                            Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                       POSITION(S)                  TERM OF
                        WITH THE                  OFFICE AND
     NAME AND          TRUST AND                   LENGTH OF                     PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH     THE PORTFOLIOS                 SERVICE                      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Cynthia J. Clemson  Vice President of              Since 1998                 Vice President of EVM and BMR.
3/2/63              Florida Insured                                           Officer of 20 registered investment
                    Portfolio                                                 companies managed by EVM or BMR.

Thomas J. Fetter    President              President of the Trust, Florida    Vice President of EVM and BMR.
8/20/43                                     Insured Portfolio and Kansas      Officer of 127 registered
                                              Portfolio since 1993; of        investment companies managed by EVM
                                             Hawaii Portfolio since 1992      or BMR.

Robert B. MacIntosh Vice President           Vice President of the Trust,     Vice President of EVM and BMR.
1/22/57                                     Florida Insured Portfolio and     Officer of 127 registered
                                             Kansas Portfolio since 1993;     investment companies managed by EVM
                                             of Hawaii Portfolio since        or BMR.
                                                        1992

Thomas M. Metzold   Vice President of                 Since 2000              Vice President of EVM and BMR.
8/3/58              Kansas Portfolio                                          Officer of 7 registered investment
                                                                              companies managed by EVM or BMR.

Alan R. Dynner      Secretary                         Since 1997              Vice President, Secretary and Chief
10/10/40                                                                      Legal Officer of BMR, EVM, EVD, EV
                                                                              and EVC. Officer of 196 registered
                                                                              investment companies managed by EVM
                                                                              or BMR.

Kristin S. Anagnost Treasurer of the                 Since 2002(2)            Assistant Vice President of EVM and
6/12/65             Portfolios                                                BMR. Officer of 109 registered
                                                                              investment companies managed by EVM
                                                                              or BMR.

James L. O'Connor   Treasurer of the Trust            Since 1993              Vice President of BMR, EVM and EVD.
4/1/45                                                                        Officer of 117 registered investment
                                                                              companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                         EATON VANCE MUNICIPALS TRUST II
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON EACH FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

335-3/04                                                                   3CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Florida Insured Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of four series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table present the aggregate fees billed to the Fund for the Fund's fiscal years ended January 31, 2003 and January 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $    8,827                   $    9,682

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $    4,900                   $    5,200

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   13,727                   $   14,882
                                                =======================================

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $   35,514                   $   38,625

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $   19,300                   $   20,800

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   54,814                   $   59,425
                                                =======================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Registrant(1)                                   $   19,300                   $   20,800

Eaton Vance Corp.(2)                            $  331,017                   $  458,858

(1)  Includes all of the Series in the Trust.

(2) The investment adviser, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE FLORIDA INSURED MUNICIPALS FUND)


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter

      President


Date:       March 18, 2004
            --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -------------------------
      James L. O'Connor
      Treasurer


Date:       March 18, 2004
            --------------


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter
      President


Date:       March 18, 2004
            --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Hawaii Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of four series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table present the aggregate fees billed to the Fund for the Fund's fiscal years ended January 31, 2003 and January 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $    7,797                   $    8,549

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $    4,700                   $    5,200

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   12,497                   $   13,749
                                                =======================================

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $   35,514                   $   38,625

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $   19,300                   $   20,800

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   54,814                   $   59,425
                                                =======================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Registrant(1)                                   $   19,300                   $   20,800

Eaton Vance Corp.(2)                            $  331,017                   $  458,858

(1)  Includes all of the Series in the Trust.

(2) The investment adviser, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE HAWAII MUNICIPALS
FUND)


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter

      President


Date:       March 18, 2004
            --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -------------------------
      James L. O'Connor
      Treasurer


Date:       March 18, 2004
            --------------


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter
      President


Date:       March 18, 2004
            --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Kansas Municipals Fund (the "Fund") is a series of Eaton Vance Municipals Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of four series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table present the aggregate fees billed to the Fund for the Fund's fiscal years ended January 31, 2003 and January 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $    7,900                   $    8,549

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $    4,600                   $    5,200

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   12,500                   $   13,749
                                                =======================================

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Audit Fees                                      $   35,514                   $   38,625

Audit-Related Fees(1)                           $        0                   $        0

Tax Fees(2)                                     $   19,300                   $   20,800

All Other Fees(3)                               $        0                   $        0
                                                ---------------------------------------

Total                                           $   54,814                   $   59,425
                                                =======================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's principal accountant for the last two fiscal years of each Series.

YEARS ENDED                                        1/31/03                      1/31/04
---------------------------------------------------------------------------------------
Registrant(1)                                   $   19,300                   $   20,800

Eaton Vance Corp.(2)                            $  331,017                   $  458,858

(1)  Includes all of the Series in the Trust.

(2) The investment adviser, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE KANSAS MUNICIPALS
FUND)


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter

      President


Date:       March 18, 2004
            --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -------------------------
      James L. O'Connor
      Treasurer


Date:       March 18, 2004
            --------------


By:   /S/ Thomas J. Fetter
      -------------------------
      Thomas J. Fetter
      President


Date:       March 18, 2004
            --------------